Deferred revenues (Details 2) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
Notes and other explanatory information [abstract]
Balance beginning	R$ (27,731)
Additions	(21,233)
Write-offs	13,998
Balance ending	R$ (34,966)